Shareholder Report, Holdings (Details)	Jan. 31, 2026
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal National Mortgage Association REMICs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corp. REMICs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corp. Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
FolioBeyond Enhanced Fixed Income Premium ETF | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
FolioBeyond Enhanced Fixed Income Premium ETF | VanEck High Yield Muni ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
FolioBeyond Enhanced Fixed Income Premium ETF | FolioBeyond Alternative Income and Interest Rate Hedge ETF - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares Mortgage Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
FolioBeyond Enhanced Fixed Income Premium ETF | Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FolioBeyond Enhanced Fixed Income Premium ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
FolioBeyond Enhanced Fixed Income Premium ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%